SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Reportable Segments Financial Information By Geography

The following tables present the key financial information for the year ended December 31:

	Revenue			Selling, General and Administrative Expenses**			Adjusted EBITDA			CAPEX excl. licenses and ROU*
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Kyivstar	1,157	919	915	$393	$305	$284	649	515	538	351	221	155
Total	1,157	919	915	$393	$305	$284	649	515	538	351	221	155

*        This includes capital expenditures on property, plant and equipment of US$382 (2024: US$237), intangible assets of US$91 (2024: US$94) after deducting additions in licenses of US$1 (2024: US$35) and right-of-use assets of US$121 (2024:US$75).

**      Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Group has included Selling, general and administrative expenses by reportable segment, including comparative information.

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit before tax

The following table provides the reconciliation of Adjusted EBITDA to profit before tax for the year ended December 31:

	2025	2024	2023
Total Adjusted EBITDA	649	515	538
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(140)	(118)	(127)
Amortization	(65)	(45)	(49)
Impairment	(8)	(3)	(1)
(Loss)/gain on disposal of non-current assets	—	(1)	2
Listing expense	(162)	—	—
Finance costs	(75)	(82)	(82)
Finance income	12	40	35
Other non-operating (loss)/gain, net	—	2	(8)
Foreign exchange (loss)/gain, net	(13)	39	38
Profit before tax	198	347	346